Property and equipment (Tables)	3 Months Ended
Nov. 30, 2022
Disclosure of detailed information about property plant and equipment

A continuity of the Company’s property and equipment is as follows:

Cost	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2021	218,851	603,607	173,044	995,502
Additions	-	13,829	-	13,829
Foreign exchange	(398)	776	(2,467)	(2,089)
November 30, 2021	218,453	618,212	170,577	1,007,242

August 31, 2022	59,102	271,636	81,994	412,732
Additions	-	4,160	-	4,160
Foreign exchange	44	(1,749)	121	(1,584)
November 30, 2022	59,146	274,047	82,115	415,308

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Accumulated depreciation	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2021	63,367	406,231	122,093	591,691
Depreciation	1,743	22,953	4,222	28,918
Foreign exchange	(258)	(2,160)	(53)	(2,471)
November 30, 2021	64,852	427,024	126,262	618,138

August 31, 2022	59,102	180,579	45,661	285,342
Depreciation	-	27,085	264	27,349
Foreign exchange	44	(1,583)	121	(1,418)
November 30, 2022	59,146	206,081	46,046	311,273

Net book value	Leasehold improvements	Computer equipment	Furniture and fixtures	Total
	$	$	$	$

August 31, 2022	-	91,057	36,333	127,390
November 30, 2022	-	67,966	36,069	104,035